Business Combination with Fathom OpCo - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 23, 2021 USD ($) TRANCHE VOTE $ / shares shares	Dec. 31, 2021 USD ($) TRANCHE shares	Dec. 22, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Number of votes per share | VOTE		1
Business combination acquisition costs expensed		$ 19,010
Weighted average amortization period				16 years 10 months 24 days
Number of tranches | TRANCHE			3
Earnout shares vested | shares			3,000,000
Deferred tax liability recognized	$ 17,570		$ 17,570		$ 0
Fathom OpCo [Member]
Business Acquisition [Line Items]
Business Combination agreement date			Dec. 23, 2021
Business combination acquisition costs expensed	$ 27,397
Deferred tax liability recognized		$ 17,573
Fair value of total purchase consideration transferred			$ 1,364,220
Business combination provisional information initial accounting adjustment accounting incomplete adjustment inventory			0		2,626
Business combination provisional information initial accounting incomplete adjustment intangibles			25,759		19,325
Business combination provisional information initial accounting incomplete adjustment financial liabilities			6,766		1,379
Adjustment to stock-based compensation expense			1,595		1,595
Adjustments to transaction-related costs			7,984		$ 7,984
Fathom OpCo [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Seller earnout contingent consideration			$ 9,000,000
Number of tranches | TRANCHE		3
Earnout shares vested | shares		3,000,000
Earnout period		5 years
Fathom OpCo [Member] | Class A Common Stock [Member] | First Tranche [Member]
Business Acquisition [Line Items]
Volume weighted average share price thresholds | $ / shares		$ 12.50
Fathom OpCo [Member] | Class A Common Stock [Member] | Second Tranche [Member]
Business Acquisition [Line Items]
Volume weighted average share price thresholds | $ / shares		15.00
Fathom OpCo [Member] | Class A Common Stock [Member] | Third Tranche [Member]
Business Acquisition [Line Items]
Volume weighted average share price thresholds | $ / shares		$ 20.00
Fathom OpCo [Member] | Class A Common Stock [Member] | Public investors, PIPE Investors and Founders [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		10.40%
Fathom OpCo [Member] | Class A Common Stock [Member] | CORE Investors and Other Legacy Fathom Owners [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		89.60%
Fathom OpCo [Member] | Commitment and Success Fees [Member]
Business Acquisition [Line Items]
Business combination acquisition costs expensed				$ 14,882
Fathom OpCo [Member] | Non Contingent [Member]
Business Acquisition [Line Items]
Business combination acquisition costs expensed				$ 12,515